Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (Loss) (in thousands)	Adjusted EBITDA(4) (in thousands)
	Michael Barnes	Jonathan Ilany	Michael Barnes	Jonathan Ilany
2024	$6,934,324	$8,993,520	$10,195,834	$12,545,836	$3,093,450	$3,773,482	112.74	130.56	$53,367	$153,983
2023	$5,444,695	$5,525,564	$13,016,815	$12,706,949	$1,851,668	$2,957,362	138.79	112.15	$13,951	$112,379
2022	$4,290,649	$4,377,873	$5,187,027	$5,229,666	$2,245,129	$2,337,587	101.39	89.47	$(8,274)	$81,124
2021	$8,877,686	$9,168,916	$20,046,694	$15,143,999	$1,760,133	$2,781,169	279.68	135.04	$38,132	$100,776
2020	$1,853,328	$2,579,448	$405,023	$575,685	$1,123,673	$808,850	63.56	98.31	$(29,158)	$4,541

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Company considers its executive committee, consisting of the Executive Chairman and Chief Executive Officer, as the Company’s Principal Executive Officer and therefore are presenting information for both Messrs. Barnes and Ilany separately for each of 2020 through 2024.
Peer Group Issuers, Footnote	The Company used the same peer group, the Standard and Poor’s Select Sector Financial Services Index, as it used in the Stock Performance Graph for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

Name	Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Summary Compensation Table Value of Equity Awards	Plus: Equity Award Adjustments (1)	Compensation Actually Paid to PEO
Michael Barnes	2024	$6,934,324	$(5,753,000)	$9,014,510	$10,195,834
	2023	$5,444,695	$—	$7,572,120	$13,016,815
	2022	$4,290,649	$—	$896,378	$5,187,027
	2021	$8,877,686	$(4,192,400)	$15,361,408	$20,046,694
	2020	$1,853,328	$(927,986)	$(520,319)	$405,023

Jonathan Ilany	2024	$8,993,520	$(5,753,000)	$9,305,315	$12,545,836
	2023	$5,525,564	$—	$7,181,385	$12,706,949
	2022	$4,377,873	$—	$851,793	$5,229,666
	2021	$9,168,916	$(4,192,400)	$10,167,483	$15,143,999
	2020	$2,579,448	$(1,391,982)	$(611,781)	$575,685
___________________________________
(1)     This table shows the equity award adjustments for the relevant year.

Name	Year	Year End Fair Value of Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Awards	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Have Been Forfeited During Year	Fair Value of Dividends Paid in Year Not Included in Total Compensation	Total Equity Award Adjustments
Michael Barnes	2024	$6,391,000	$2,220,930	$—	$402,581	$—	$—	$9,014,510
	2023	$—	$7,306,360	$—	$265,760	$—	$—	$7,572,120
	2022	$—	$939,966	$—	$(57,196)	$—	$13,609	$896,378
	2021	$9,244,920	$2,626,087	$1,512,000	$1,957,566	$—	$20,835	$15,361,408
	2020	$539,132	$(834,881)	$—	$(252,872)	$—	$28,301	$(520,319)

Jonathan Ilany	2024	$6,391,000	$2,220,930	$—	$693,386	$—	$—	$9,305,315
	2023	$—	$7,181,385	$—	$—	$—	$—	$7,181,385
	2022	$—	$831,380	$—	$—	$—	$20,413	$851,793
	2021	$9,244,920	$—	$1,512,000	$(620,689)	$—	$31,252	$10,167,483
	2020	$168,234	$—	$640,467	$(1,463,680)	$—	$43,199	$(611,781)

Non-PEO NEO Average Total Compensation Amount	$ 3,093,450	$ 1,851,668	$ 2,245,129	$ 1,760,133	$ 1,123,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,773,482	2,957,362	2,337,587	2,781,169	808,850
Adjustment to Non-PEO NEO Compensation Footnote	The Non-PEO NEOs in 2024 consisted of Messrs. Maultsby, McKinney and Rifkind. The Non-PEO NEOs in 2023 consisted of Ms. Bell (until her retirement as our CFO on March 31, 2023) and Messrs. Maultsby, McKinney and Rifkind. In 2022 and 2021, the Non-PEO NEOs consisted of Ms. Bell and Messrs. Maultsby and Rifkind. The Non-PEO NEOs in 2020 consisted of Ms. Bell and Mr. Rifkind only. For 2022, this includes a one-time severance payment to Ms. Bell of $1,470,000.

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs	Minus: Reported Average Summary Compensation Table Value of Equity Awards	Plus: Average Equity Award Adjustments (1)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,093,450	$(1,259,407)	$1,939,439	$3,773,482
2023	$1,851,668	$(157,706)	$1,263,400	$2,957,362
2022	$2,245,129	$(234,152)	$326,610	$2,337,587
2021	$1,760,133	$(465,822)	$1,486,858	$2,781,169
2020	$1,123,673	$(116,029)	$(198,794)	$808,850
___________________________________
(1)     This table shows the equity award adjustments for the relevant year.

Year	Average Year End Fair Value of Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Awards	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards That Have Been Forfeited During Year	Average Fair Value of Dividends Paid in Year Not Included in Total Compensation	Total Average Equity Award Adjustments
2024	$1,242,693	$451,383	$140,769	$96,270	$—	$8,324	$1,939,439
2023	$71,621	$1,067,428	$94,622	$24,378	$—	$5,351	$1,263,400
2022	$246,813	$92,478	$—	$(18,875)	$—	$6,193	$326,610
2021	$1,027,214	$281,042	$167,998	$3,759	$—	$6,844	$1,486,858
2020	$80,340	$(56,491)	$—	$(230,867)	$—	$8,223	$(198,794)

Compensation Actually Paid vs. Total Shareholder Return
The following charts are intended to depict the relationship between (i) the compensation actually paid to our PEO EC (our Executive Chairman) and our PEO CEO (our CEO), as well as the average compensation actually paid to the other NEOs, and each of total shareholder return, net income, and Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts are intended to depict the relationship between (i) the compensation actually paid to our PEO EC (our Executive Chairman) and our PEO CEO (our CEO), as well as the average compensation actually paid to the other NEOs, and each of total shareholder return, net income, and Adjusted EBITDA.

Tabular List, Table

Most Important Company Performance Measures for Linking Compensation Actually Paid to Company Performance (For PEO & Other NEOs)
•Adjusted EBITDA

Total Shareholder Return Amount	$ 112.74	138.79	101.39	279.68	63.56
Peer Group Total Shareholder Return Amount	130.56	112.15	89.47	135.04	98.31
Net Income (Loss)	$ 53,367,000	$ 13,951,000	$ (8,274,000)	$ 38,132,000	$ (29,158,000)
Company Selected Measure Amount	153,983,000	112,379,000	81,124,000	100,776,000	4,541,000
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Non-GAAP Measure Description	We have identified Adjusted EBITDA as our company selected measure as we believe it represents the most important financial performance measures used to link compensation actually paid to our NEOs to company performance. For a reconciliation to Adjusted EBITDA GAAP financials, see “Annex A: Non-GAAP Measures.”
Michael Barnes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,934,324	$ 5,444,695	$ 4,290,649	$ 8,877,686	$ 1,853,328
PEO Actually Paid Compensation Amount	$ 10,195,834	13,016,815	5,187,027	20,046,694	405,023
PEO Name	Barnes
Jonathan Ilany [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,993,520	5,525,564	4,377,873	9,168,916	2,579,448
PEO Actually Paid Compensation Amount	$ 12,545,836	12,706,949	5,229,666	15,143,999	575,685
PEO Name	Ilany
PEO | Michael Barnes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,753,000)	0	0	(4,192,400)	(927,986)
PEO | Michael Barnes [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,014,510	7,572,120	896,378	15,361,408	(520,319)
PEO | Michael Barnes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,391,000	0	0	9,244,920	539,132
PEO | Michael Barnes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,220,930	7,306,360	939,966	2,626,087	(834,881)
PEO | Michael Barnes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,512,000	0
PEO | Michael Barnes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,581	265,760	(57,196)	1,957,566	(252,872)
PEO | Michael Barnes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Michael Barnes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	13,609	20,835	28,301
PEO | Jonathan Ilany [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,753,000)	0	0	(4,192,400)	(1,391,982)
PEO | Jonathan Ilany [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,305,315	7,181,385	851,793	10,167,483	(611,781)
PEO | Jonathan Ilany [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,391,000	0	0	9,244,920	168,234
PEO | Jonathan Ilany [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,220,930	7,181,385	831,380	0	0
PEO | Jonathan Ilany [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,512,000	640,467
PEO | Jonathan Ilany [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	693,386	0	0	(620,689)	(1,463,680)
PEO | Jonathan Ilany [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jonathan Ilany [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	20,413	31,252	43,199
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,259,407)	(157,706)	(234,152)	(465,822)	(116,029)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,939,439	1,263,400	326,610	1,486,858	(198,794)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,242,693	71,621	246,813	1,027,214	80,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,383	1,067,428	92,478	281,042	(56,491)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,769	94,622	0	167,998	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,270	24,378	(18,875)	3,759	(230,867)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,324	$ 5,351	6,193	$ 6,844	$ 8,223
Non-PEO NEO | Ms. Bell [Member] | One-Time Severance Payment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,470,000